Supplemental Disclosures to Combined Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Disclosures to Combined Statements of Cash Flows
Schedule of supplemental disclosures to combined statements of cashflows

	Years ended December 31,
	2024	2023

	amounts in millions
Cash paid for interest, net of amounts capitalized	$56	56
Cash paid for taxes, net	$24	3
Noncash activity:
Property and equipment expenditures incurred but not yet paid	$27	15

Reconciliation of cash and cash equivalents and restricted cash presented in combined balance sheets with combined statements of cash flows

	Years ended December 31,
	2024	2023

	amounts in millions
Cash and cash equivalents	$74	79
Restricted cash included in other current assets	—	16
Restricted cash included in other long-term assets	1	2
Total cash and cash equivalents and restricted cash at end of period	$75	97